Acquisition of Construction Services Businesses (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Revised Fair Values of Assets Acquired and Liabilities Assumed

The October 1, 2014 fair values of assets acquired and liabilities assumed, revised during the first quarter of 2015, are as follows (in millions of dollars):

	Acquisition Date	Measurement Period Adjustments	Revised Acquisition Date
Cash, cash equivalents, and restricted cash	$3	$—	$3
Contracts receivable and other receivables	62	—	62
Property, plant and equipment	17	—	17
Other assets	17	(2)	15
Intangible assets	52	—	52
Goodwill	130	1	131

Total assets acquired	281	(1)	280
Current liabilities	39	1	40
Deferred income tax—long-term	17	—	17
Other long-term liabilities	4	—	4

Net assets acquired	$221	$(2)	$219

Schedule of Unaudited Pro Forma Consolidated Financial Information

The unaudited pro forma consolidated financial information for fiscal 2014 (assuming the acquisition of Link-Line, W.S. Nicholls, and Brigadier occurred as of the beginning of fiscal 2014) is as follows (in thousands of dollars, except per share amounts):

Year Ended December 31, 2014
Total operating revenues	$2,295,318
Net income attributable to Southwest Gas Corporation	$149,588
Basic earnings per share	$3.22
Diluted earnings per share	$3.19